Distribution Date:	06/17/22	WFRBS Commercial Mortgage Trust 2012-C7
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Alan Williams	(913) 317-4103	Alan_Williams@keybank.com
Mortgage Loan Detail (Part 1)	13		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	14	Trust Advisor	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	15		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	16		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	21		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92936TAA0	2.300000%	189,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.50%
A-2	92936TAB8	3.431000%	417,987,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.50%
A-FL	92936TAH5	2.086710%	165,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.50%
A-FX	92936TAZ5	3.394000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-S	92936TAC6	4.090000%	82,796,000.00	75,241,746.98	75,241,746.98	256,448.95	0.00	0.00	75,498,195.93	0.00	0.00%	22.50%
B	92936TAD4	4.624019%	57,956,000.00	57,956,000.00	53,287,377.54	223,324.69	0.00	0.00	53,510,702.23	4,668,622.46	96.69%	17.25%
C	92936TAE2	4.689019%	41,398,000.00	41,398,000.00	0.00	161,763.33	0.00	0.00	161,763.33	41,398,000.00	67.37%	13.50%
D	92936TAJ1	4.689019%	27,598,000.00	27,598,000.00	0.00	182,066.80	0.00	0.00	182,066.80	27,598,000.00	47.82%	11.00%
E	92936TAK8	4.689019%	48,298,000.00	48,298,000.00	0.00	218,424.66	0.00	0.00	218,424.66	48,298,000.00	13.61%	6.63%
F	92936TAL6	4.500000%	19,319,000.00	19,319,000.00	0.00	0.00	0.00	108,316.78	0.00	19,210,683.22	0.00%	4.88%
G	92936TAM4	4.500000%	19,319,000.00	19,319,000.00	0.00	0.00	0.00	19,319,000.00	0.00	0.00	0.00%	3.13%
H	92936TAN2	4.500000%	34,498,065.00	29,424,526.04	0.00	0.00	0.00	29,424,526.04	0.00	0.00	0.00%	0.00%
V	92936TAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92936TAP7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,103,937,065.01	318,554,273.02	128,529,124.52	1,042,028.43	0.00	48,851,842.82	129,571,152.95	141,173,305.68

X-A	92936TAF9	0.599019%	855,551,000.00	75,241,746.98	0.00	37,559.35	0.00	0.00	37,559.35	0.00
X-B	92936TAG7	0.068357%	248,386,065.00	243,312,526.04	0.00	13,860.20	0.00	0.00	13,860.20	141,173,305.68
Notional SubTotal			1,103,937,065.00	318,554,273.02	0.00	51,419.55	0.00	0.00	51,419.55	141,173,305.68

Deal Distribution Total					128,529,124.52	1,093,447.98	0.00	48,851,842.82	129,622,572.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92936TAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92936TAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-FL	92936TAH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-FX	92936TAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92936TAC6	908.76065245	908.76065245	3.09735917	0.00000000	0.00000000	0.00000000	0.00000000	911.85801162	0.00000000
B	92936TAD4	1,000.00000000	919.44539892	3.85334892	0.00000000	0.00000000	0.00000000	0.00000000	923.29874784	80.55460108
C	92936TAE2	1,000.00000000	0.00000000	3.90751558	0.00000000	0.00000000	0.00000000	0.00000000	3.90751558	1,000.00000000
D	92936TAJ1	1,000.00000000	0.00000000	6.59710124	(2.68958548)	0.00000000	0.00000000	0.00000000	6.59710124	1,000.00000000
E	92936TAK8	1,000.00000000	0.00000000	4.52243695	(0.61492132)	14.47771191	0.00000000	0.00000000	4.52243695	1,000.00000000
F	92936TAL6	1,000.00000000	0.00000000	0.00000000	3.75000000	61.05649412	0.00000000	5.60674880	0.00000000	994.39325120
G	92936TAM4	1,000.00000000	0.00000000	0.00000000	3.75000000	78.75000000	0.00000000	1,000.00000000	0.00000000	0.00000000
H	92936TAN2	852.93265115	0.00000000	0.00000000	3.19849736	75.78517317	0.00000000	852.93265115	0.00000000	0.00000000
V	92936TAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92936TAP7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92936TAF9	87.94536735	0.00000000	0.04390077	0.00000000	0.00000000	0.00000000	0.00000000	0.04390077	0.00000000
X-B	92936TAG7	979.57397908	0.00000000	0.05580104	0.00000000	0.00000000	0.00000000	0.00000000	0.05580104	568.36242275

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	05/01/22 - 05/30/22	30	0.00	256,448.95	0.00	256,448.95	0.00	0.00	0.00	256,448.95	0.00
B	05/01/22 - 05/30/22	30	0.00	223,324.69	0.00	223,324.69	0.00	0.00	0.00	223,324.69	0.00
C	05/01/22 - 05/30/22	30	0.00	161,763.33	0.00	161,763.33	0.00	0.00	0.00	161,763.33	0.00
D	05/01/22 - 05/30/22	30	74,227.18	107,839.62	0.00	107,839.62	(74,227.18)	0.00	0.00	182,066.80	0.00
E	05/01/22 - 05/30/22	30	728,944.00	188,725.19	0.00	188,725.19	(29,699.47)	0.00	0.00	218,424.66	699,244.53
F	05/01/22 - 05/30/22	30	1,107,104.16	72,446.25	0.00	72,446.25	72,446.25	0.00	0.00	0.00	1,179,550.41
G	05/01/22 - 05/30/22	30	1,448,925.00	72,446.25	0.00	72,446.25	72,446.25	0.00	0.00	0.00	1,521,371.25
H	05/01/22 - 05/30/22	30	2,504,099.86	110,341.97	0.00	110,341.97	110,341.97	0.00	0.00	0.00	2,614,441.83
X-A	05/01/22 - 05/30/22	30	0.00	37,559.35	0.00	37,559.35	0.00	0.00	0.00	37,559.35	0.00
X-B	05/01/22 - 05/30/22	30	0.00	13,860.20	0.00	13,860.20	0.00	0.00	0.00	13,860.20	0.00
Totals			5,863,300.20	1,244,755.80	0.00	1,244,755.80	151,307.82	0.00	0.00	1,093,447.98	6,014,608.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information

Total Available Distribution Amount (1)	129,622,572.50
Benchmark: 1-Month LIBOR
Current Period %	0.886710
Next Period %	1.523430
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,273,525.79	Master Servicing Fee	15,059.14
Interest Reductions due to Nonrecoverability Determination	(579,181.73)	Certificate Administrator Fee	1,047.30
Interest Adjustments	(23,065.60)	Trustee Fee	73.83
Deferred Interest	0.00	Trust Advisor Fee	519.55
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	671,278.46	Total Fees	16,699.82

Principal		Expenses/Reimbursements
Scheduled Principal	77,391,953.86	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	53,030,654.87	Special Servicing Fees (Monthly)	(438,869.34)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	1,893,484.21
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	130,422,608.73	Total Expenses/Reimbursements	1,454,614.87

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,093,447.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	128,529,124.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	129,622,572.50
Total Funds Collected	131,093,887.19	Total Funds Distributed	131,093,887.19

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	318,554,273.02	318,554,273.02	Beginning Certificate Balance	318,554,273.02
(-) Scheduled Principal Collections	77,391,953.86	77,391,953.86	(-) Principal Distributions	128,529,124.52
(-) Unscheduled Principal Collections	53,030,654.87	53,030,654.87	(-) Realized Losses	48,851,842.82
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	46,958,358.61
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	1,893,484.21
(-) Realized Losses from Collateral	46,958,358.61	46,958,358.61	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	141,173,305.68	141,173,305.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	323,836,583.95	323,836,583.95	Ending Certificate Balance	141,173,305.68
Ending Actual Collateral Balance	145,419,462.56	145,419,462.56

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	1,893,484.21	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,893,484.21	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	1	31,111,721.28	22.04%	0	4.9500	1.241800
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	110,061,584.40	77.96%	(1)	4.7570	1.600800
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 to 2.59	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.60 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	31,111,721.28	22.04%	0	4.9500	1.241800	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
70,000,001 to 110,000,000	0	0.00	0.00%	0	0.0000	0.000000
110,000,001 to 150,000,000	1	110,061,584.40	77.96%	(1)	4.7570	1.600800
150,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Georgia	1	110,061,584.40	77.96%	(1)	4.7570	1.600800
							Retail	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
Michigan	1	31,111,721.28	22.04%	0	4.9500	1.241800
							Totals	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
Totals	2	141,173,305.68	100.00%	(1)	4.7995	1.521684

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	2	141,173,305.68	100.00%	(1)	4.7995	1.521684	4 months or greater	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
	5.001% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000	Totals	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
	5.501% or 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	141,173,305.68	100.00%	(1)	4.7995	1.521684	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	141,173,305.68	100.00%	(1)	4.7995	1.521684	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000				None
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	0	0.00	0.00%	0	0.0000	0.000000
	2 years or more	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
	Totals	2	141,173,305.68	100.00%	(1)	4.7995	1.521684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	440000094	RT	Kennesaw	GA	Actual/360	4.757%	0.00	0.00	0.00	N/A	05/01/22	--	110,061,584.40	110,061,584.40	11/01/21
3	440000101	RT	Florence	KY	Actual/360	4.150%	319,496.61	42,446,056.18	0.00	N/A	06/01/22	--	89,404,414.79	0.00	06/01/22
6	310915130	RT	Saginaw Township	MI	30/360	4.950%	0.00	0.00	0.00	N/A	06/01/22	--	31,111,721.28	31,111,721.28	07/01/21
10	638100010	IN	West Chester	OH	Actual/360	4.750%	102,282.47	25,006,240.22	0.00	N/A	06/01/22	--	25,006,240.22	0.00	06/01/22
11	416000049	OF	Atlanta	GA	Actual/360	4.900%	94,426.31	22,378,848.31	0.00	N/A	06/01/22	--	22,378,848.31	0.00	06/01/22
22	440000093	RT	Bethesda	MD	Actual/360	5.345%	25,735.12	10,602,770.26	0.00	N/A	05/01/22	--	10,602,770.26	0.00	06/01/22
24	440000105	RT	Gilbert	AZ	Actual/360	4.610%	36,809.57	9,272,580.28	0.00	N/A	06/01/22	--	9,272,580.28	0.00	06/01/22
31	310914577	SS	Pittsburgh	PA	Actual/360	4.940%	29,033.65	6,825,202.04	0.00	N/A	06/01/22	--	6,825,202.04	0.00	06/01/22
40	416000046	RT	Kansas City	MO	Actual/360	4.850%	16,778.66	4,017,503.04	0.00	N/A	06/01/22	--	4,017,503.04	0.00	06/01/22
44	638100044	OF	Pittsburgh	PA	Actual/360	5.700%	15,499.84	3,157,861.97	0.00	N/A	06/07/22	--	3,157,861.97	0.00	06/07/22
46	416000047	SS	Katy	TX	Actual/360	5.050%	11,842.60	2,723,307.12	0.00	N/A	06/01/22	--	2,723,307.12	0.00	06/01/22
56	638100056	MH	Kennesaw	GA	Actual/360	5.900%	8,177.31	1,609,530.63	0.00	N/A	06/03/22	--	1,609,530.63	0.00	06/03/22
59	638100059	MH	Wenatchee	WA	Actual/360	5.600%	5,819.94	1,206,900.99	0.00	N/A	06/01/22	--	1,206,900.99	0.00	06/01/22
60	638100060	MH	Stephenville	TX	Actual/360	5.310%	5,376.38	1,175,807.69	0.00	N/A	06/01/22	--	1,175,807.69	0.00	06/01/22
Totals							671,278.46	130,422,608.73	0.00				318,554,273.02	141,173,305.68
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	14,041,702.00	13,759,873.00	04/01/21	03/31/22	01/11/22	47,614,216.21	2,389,832.02	(10,046.18)	3,299,599.82	1,362,389.00	0.00
3	8,820,962.00	2,078,115.00	01/01/20	03/31/20	01/11/22	48,315,191.66	1,495,480.40	0.00	0.00	0.00	0.00
6	4,423,949.00	1,016,680.00	01/01/20	03/31/20	01/11/22	26,454,819.15	534,607.81	0.00	0.00	167,030.65	1,893,484.21
10	0.00	3,250,103.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,263,144.00	1,122,070.00	01/01/19	09/30/19	10/13/20	0.00	0.00	0.00	0.00	0.00	0.00
24	1,594,366.34	339,825.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	972,881.00	224,300.70	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	221,080.50	41,779.23	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	197,057.26	163,969.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	31,535,142.10	21,996,715.26				122,384,227.02	4,419,920.23	(10,046.18)	3,299,599.82	1,529,419.65	1,893,484.21

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	440000101	42,446,056.18	Disposition	0.00	0.00
22	440000093	10,584,598.69	Disposition	0.00	0.00
Totals		53,030,654.87		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	3	141,173,305.68	0	0.00	0	0.00	2	53,030,654.87	4.799533%	4.443533%	(1)
05/17/22	0	0.00	0	0.00	1	31,111,721.28	0	0.00	3	230,577,720.47	0	0.00	0	0.00	3	10,930,051.28	4.658236%	4.363744%	1
04/18/22	0	0.00	0	0.00	4	241,557,073.14	0	0.00	3	230,934,644.66	0	0.00	1	100,000.00	4	73,113,877.39	4.735640%	4.484466%	2
03/17/22	0	0.00	0	0.00	4	242,015,562.16	0	0.00	3	231,275,593.59	0	0.00	0	0.00	14	111,291,752.20	4.747894%	4.515886%	2
02/17/22	0	0.00	1	110,797,695.80	3	131,623,395.42	0	0.00	3	231,658,891.22	0	0.00	1	2,973,000.00	2	28,657,998.31	4.840717%	4.632377%	3
01/18/22	1	111,021,607.50	0	0.00	3	131,754,829.37	0	0.00	3	231,996,878.99	0	0.00	0	0.00	2	20,507,046.57	4.838408%	4.641103%	4
12/17/21	0	0.00	0	0.00	3	131,885,715.16	0	0.00	3	232,333,484.73	0	0.00	0	0.00	1	28,511,124.05	4.845659%	4.651027%	5
11/18/21	0	0.00	0	0.00	4	243,499,018.74	0	0.00	3	232,683,384.86	0	0.00	0	0.00	0	0.00	4.897381%	4.718901%	5
10/18/21	0	0.00	3	233,017,183.40	1	10,832,746.95	0	0.00	2	201,106,902.59	0	0.00	0	0.00	1	8,574,347.09	4.897709%	4.721947%	6
09/17/21	2	201,341,854.09	0	0.00	2	42,873,879.23	0	0.00	2	201,341,854.09	0	0.00	0	0.00	0	0.00	4.908717%	4.733673%	7
08/17/21	0	0.00	0	0.00	2	43,002,580.59	0	0.00	2	201,561,116.09	0	0.00	0	0.00	0	0.00	4.908986%	4.733978%	8
07/16/21	0	0.00	0	0.00	4	247,171,140.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908459%	4.733027%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	440000094	11/01/21	6	5	(10,046.18)	3,299,599.82	1,362,389.00	113,173,923.60	06/19/20	7			02/02/21
6	310915130	07/01/21	10	5	0.00	0.00	167,030.65	32,245,538.96	06/29/20	7			10/29/21
Totals					(10,046.18)	3,299,599.82	1,529,419.65	145,419,462.56
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		141,173,306	0	0		141,173,306
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	141,173,306	0	0	0	0	141,173,306
May-22	318,554,273	77,373,782	0	0	10,602,770	230,577,720
Apr-22	413,503,962	171,946,889	0	0	10,622,428	230,934,645
Mar-22	495,445,297	244,285,954	0	0	19,883,749	231,275,594
Feb-22	614,656,591	372,235,500	0	0	10,762,200	231,658,891
Jan-22	689,360,906	446,584,469	0	0	10,779,558	231,996,879
Dec-21	711,278,538	468,148,217	0	0	10,796,836	232,333,485
Nov-21	871,211,193	627,712,174	0	0	10,815,634	232,683,385
Oct-21	872,964,618	629,114,688	0	31,910,281	10,832,747	201,106,903
Sep-21	883,366,309	639,150,575	0	0	42,873,879	201,341,854
Aug-21	885,086,296	640,522,600	0	0	43,002,581	201,561,116
Jul-21	889,059,768	641,888,627	0	0	247,171,140	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	440000094	110,061,584.40	113,173,923.60	110,800,000.00	01/07/22	13,038,176.00	1.60080	03/31/22	05/01/22	239
3	440000101	0.00	-	47,100,000.00	12/11/21	1,920,628.00	2.03420	03/31/20	06/01/22	I/O
6	310915130	31,111,721.28	32,245,538.96	7,481,872.00	06/13/22	910,175.00	1.24180	03/31/20	06/01/22	179
22	440000093	0.00	-	17,000,000.00	11/08/21	1,080,258.00	1.79220	09/30/19	05/01/22	239
Totals		141,173,305.68	145,419,462.56	182,381,872.00		16,949,237.00

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	440000094	RT	GA	06/19/20	7

Loan transferred to SS 6/22/20 for monetary default. The borrower indicated that operations at the collateral property had been negatively affected by the COVID-19 pandemic and was unable to perform on the loan obligations. A foreclosure was comple ted February 2021 with the property reverting to the Lender. The REO is a Class B enclosed regional mall containing 559,000 SF located in Kennesaw, GA. Special Servicer will make a determination on stabilization of the asset and an appropriate time to ma rket for sale.

3	440000101	RT	KY	07/02/20	7

Loan transferred to SS June 29, 2020 for monetary default. The Borrower requested a deed-in-lieu which closed effective 1/1/21. The REO consists of a Class C enclosed regional mall and outparcels containing 397,680 SF located in Florence,

KY. Prop erty management and leasing teams have been engaged and are in place. The asset was recently taken to market and is now under contract.

6	310915130	RT	MI	06/29/20	7

The asset was subject to a six-month right of redemption, during which the Receiver remained engaged. The redemption period has expired and title has transferred effective 4/23/2022. Leasing and management have been engaged. The receivership can now be terminated. Special Servicer is pursuing liquidation through consultation of property manager and broker.

22	440000093	RT	MD	06/08/20	1
Loan paid off effective 5.31 in-full.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310911387	134,066,358.88	5.09700%	134,066,358.88 5.09700%		10	08/17/20	10/01/20	10/13/20
20	440000081	0.00	6.13000%	0.00	6.13000%	10	11/01/20	11/01/20	03/11/21
28	638100028	0.00	5.80000%	0.00	5.80000%	10	05/14/20	04/01/20	--
Totals		134,066,358.88		134,066,358.88
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	440000101	06/17/22	89,404,414.79	47,100,000.00	44,253,409.30	1,807,353.12	44,253,409.30	42,446,056.18	46,958,358.61	0.00	0.00	46,958,358.61	52.17%
15	416000048	06/17/15	17,316,765.33	28,750,000.00	22,477,025.21	5,160,259.88	22,477,025.21	17,316,765.33	0.00	0.00	0.00	0.00	0.00%
20	440000081	04/18/22	9,143,780.44	12,400,000.00	9,668,216.85	44,257,998.00	9,668,216.85	(34,589,781.15)	0.00	0.00	0.00	0.00	0.00%
21	310910627	01/18/17	11,279,613.82	16,600,000.00	10,007,500.00	1,678,700.15	10,007,500.00	8,328,799.85	2,950,813.97	0.00	528.29	2,950,285.68	23.60%
22	440000093	06/17/22	10,602,770.26	17,000,000.00	12,913,143.55	2,310,373.29	12,913,143.55	10,602,770.26	0.00	0.00	0.00	0.00	0.00%
47	638100047	08/17/17	2,887,127.50	2,450,000.00	1,565,894.70	889,810.06	1,565,894.70	676,084.64	2,211,042.86	0.00	87,788.77	2,123,254.09	66.35%
Current Period Totals			100,007,185.05	64,100,000.00	57,166,552.85	4,117,726.41	57,166,552.85	53,048,826.44	46,958,358.61	0.00	0.00	46,958,358.61
Cumulative Totals			140,634,472.14	124,300,000.00	100,885,189.61	56,104,494.50	100,885,189.61	44,780,695.11	52,120,215.44	0.00	88,317.06	52,031,898.38

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	440000101	06/17/22	0.00	0.00	46,958,358.61	0.00	0.00	46,958,358.61	0.00	0.00	46,958,358.61
15	416000048	06/17/15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	440000081	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	310910627	02/16/18	0.00	0.00	2,950,285.68	0.00	0.00	177.00	0.00	0.00	2,950,285.68
		05/17/17	0.00	0.00	2,950,108.68	0.00	0.00	(2,799.39)	0.00	0.00
		03/17/17	0.00	0.00	2,952,908.07	0.00	0.00	2,094.10	0.00	0.00
		01/18/17	0.00	0.00	2,950,813.97	0.00	0.00	2,950,813.97	0.00	0.00
22	440000093	06/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	638100047	04/17/19	0.00	0.00	2,123,254.09	0.00	0.00	10,491.37	0.00	0.00	2,123,254.09
		11/19/18	0.00	0.00	2,112,762.72	0.00	0.00	15,000.00	0.00	0.00
		08/17/18	0.00	0.00	2,097,762.72	0.00	0.00	528.21	0.00	0.00
		06/15/18	0.00	0.00	2,097,234.51	0.00	0.00	(122,607.10)	0.00	0.00
		10/17/17	0.00	0.00	2,219,841.61	0.00	0.00	8,798.75	0.00	0.00
		08/17/17	0.00	0.00	2,211,042.86	0.00	0.00	2,211,042.86	0.00	0.00
Current Period Totals			0.00	0.00	46,958,358.61	0.00	0.00	46,958,358.61	0.00	0.00	46,958,358.61
Cumulative Totals			0.00	0.00	52,031,898.38	0.00	0.00	52,031,898.38	0.00	0.00	52,031,898.38

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	23,693.81	0.00	0.00	0.00	0.00	450,845.88	0.00	0.00	0.00	0.00
3	0.00	0.00	(416,370.85)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,481.61	0.00	0.00	0.00	0.00	128,335.85	0.00	0.00	0.00	0.00
22	0.00	0.00	(52,673.91)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(438,869.34)	0.00	0.00	0.00	0.00	579,181.73	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		140,312.39

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25